Derivative and Other Fair Value Instruments (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	$ 15,797	$ 28,816
Derivative liability, fair value	(39,078)	(3,577)
Fair Value Hedges [Member] | Other Assets [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	12,521	5,186
Forward Starting Swaps [Member] | Other Assets [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	3,276	23,630
Forward Starting Swaps [Member] | Other Liabilities [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative liability, fair value	(37,756)
Development Cash Flow Hedges [Member] | Other Liabilities [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative liability, fair value	$ (1,322)	$ (3,577)